Expense Example - BlackRock Global Allocation Portfolio - BlackRock Global Allocation Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	$ 1,001